Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Financials Portfolio	Apr. 29, 2024
VIP Financials Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.73%
Past 5 years	13.65%
Past 10 years	9.40%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZ92
Average Annual Return:
Past 1 year	13.51%
Past 5 years	12.16%
Past 10 years	9.93%